Schedule of Realized Investment Gains and Losses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015
Investment Realized gains (losses)
Net realized gains		$ 46,092	$ 113,538
Fixed income securities
Investment Realized gains (losses)
Net realized gains		25,795	120,421
Commercial Mortgage Loans
Investment Realized gains (losses)
Net realized gains		2,880	2,325
Derivative
Investment Realized gains (losses)
Net realized gains		$ 17,417	$ (9,208)
Predecessor
Investment Realized gains (losses)
Net realized gains	$ 285
Predecessor | Fixed income securities
Investment Realized gains (losses)
Net realized gains	$ 285